SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant intercompany transactions and balances between the Company, its subsidiaries and the VIEs are eliminated upon consolidation.

(c)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, revenue recognition, estimating the useful lives and impairment assessment of long-lived assets and goodwill, accounting for and impairment assessment of investments, impairment assessment of loans receivable, accounting for deferred income taxes and accounting for share-based compensation arrangements. Changes in facts and circumstances may result in revised estimates.

(d)	Foreign currency

The functional currency of the Company is the United States dollar (“$” or “USD”), whereas the functional currency of the Company’s subsidiaries and its VIEs are the respective local currencies as determined based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the USD as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Assets and liabilities of the Company’s subsidiaries and its VIEs that have functional currencies other than USD are translated into USD at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. The resulting translation adjustments are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Exchange differences arising on monetary items that form part of the Company’s net investments in foreign operations are recognized initially in other comprehensive income and accumulated under accumulated other comprehensive loss in equity. The other comprehensive income or loss arising from exchange differences is reclassified from equity to profit or loss of the Company on disposal of the foreign operations.

(e)	Cash and cash equivalents

The Company considers cash equivalents to be short-term, highly-liquid investments that are both readily convertible to cash and have a maturity of three months or less at the time of purchase. Cash and cash equivalents consist of cash on hand, demand deposits and money market funds placed with banks and other financial institutions which are unrestricted as to withdrawal and use.

(f)	Restricted cash

Restricted cash mainly comprises monies received held in escrow in connection with the Company’s e-commerce (Shopee) business and mobile wallet in connection with the Company’s digital financial services (Monee) business that are restricted and not available for the Company’s use.

(g)	Accounts receivable and allowance for credit losses

Accounts receivable are measured at amortized cost. The Company evaluates accounts receivable to determine a current estimate of expected credit losses based on historical experience and future expectations and record an allowance for credit losses. Accounts receivable are written off when they are deemed uncollectible, and are charged against the allowance for credit losses.

(h)	Loans receivable and allowance for credit losses

Loans receivable are measured at amortized cost, which includes net unamortized deferred origination fees and costs. Loans principal and interest receivables are placed on non-accrual status when payments are 90 days past due contractually. When a loan principal and interest receivable are placed on non-accrual status, interest accrual ceases. If the loan is non-accrual, the cost recovery method is used and cash collected is applied to first reduce the carrying value of the loan. Otherwise, interest income may be recognized to the extent cash is received. Loans principal and interest receivables may be returned to accrual status when all of the borrower’s delinquent balances of loans principal and interest have been settled and the borrower continues to perform in accordance with the loan terms.

The Company identifies portfolio segments by factors such as geographic region and products that are considered to have similar credit characteristics and risk of loss. The allowance for credit losses is computed based on its historical lifetime credit loss experience, adjusted for current conditions and forward-looking factors specific to the receivable and economic environment. The Company utilizes models such as transition matrix method based on roll rates and expected future delinquency rate to estimate the likelihood that a loan will default over a given period of time, net of any estimated recoveries. These models utilize information that is available at the reporting date about past events, current conditions and macro-economic forecasts considering probability weighted economic scenarios. The macro-economic forecast varies by countries and include factors such as unemployment rates, gross domestic product and consumer price indices.

Loans receivable are written off when they are deemed uncollectible. Write-offs are charged against the allowance for credit losses.

(i)	Inventories

Inventories which comprise mainly merchandise products sold through the Company’s e-commerce (Shopee) business platform are valued at the lower of cost and net realizable value.

Costs incurred in bringing each product to its present location and condition are accounted at purchase cost on first-in-first-out basis.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

(j)	Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and/or accumulated impairment losses, if any.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

- Computers	3 to 5 years
- Office equipment, furniture and fittings	3 to 14 years
- Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
- Transportation assets	4 to 10 years
- Warehouse equipment	3 to 10 years
- Land use right	Over the land use term
- Building	6 to 20 years

Freehold land has unlimited useful life and therefore is not depreciated. The useful lives and methods of depreciation of property and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss included in earnings.

Property and equipment that are purchased or constructed which require a period of time before the property and equipment are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these property and equipment are ready for their intended use.

(k)	Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and Consolidated VIEs. During the measurement period, which does not exceed one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding adjustment to goodwill. Upon conclusion of the measurement period, any adjustments are recorded in earnings.

Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In testing goodwill for impairment, the Company evaluates whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative assessment indicates that goodwill impairment is more likely than not, the Company applies a one-step quantitative test and record the amount of goodwill impairment as the excess of goodwill allocated to the reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit.

(l)	Intangible assets

Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets arising from business combinations are measured at fair value upon acquisition. Other intangible assets are carried at cost less accumulated amortization and any recorded impairment.

Costs incurred in connection with the planning and post implementation phases of the development of software for internal use are expensed. Costs incurred in the application development phase are capitalized when certain criteria are met. Capitalization ceases and the costs are amortized over the software’s estimated useful life when the software is ready for its intended use.

Costs incurred internally in researching and developing a software product are charged to expense as research and development costs prior to technological feasibility being established for the product. Once technological feasibility is established, all software costs are capitalized until the product is available for general release to customers. Technological feasibility is established upon completion of all the activities that are necessary to substantiate that the software product can be produced in accordance with its design specifications, including functions, features, and technical performance requirements. None of such costs were capitalized for any of the periods presented.

Intangible assets with finite useful lives are amortized over the estimated economic lives of the intangible assets as follows:

- Licensing fee	Over the shorter of licensing period or the estimated useful lives of the intangible assets
- IP right	1 to 6 years
- Trademarks	10 years
- Software	3 to 7 years
- Customer relationships	3 to 8 years

The useful lives and methods of amortization of intangible assets are reviewed at each financial year end and adjusted prospectively, if appropriate.

(m)	Investments

The Company’s investments consist of available-for-sale investments, held-to-maturity investments, equity security investments, and equity method investments.

In accordance with ASC 320, Investments – Debt Securities, the Company classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income for all categories of investments in securities are included in earnings. Any realized gains or losses, if any, on the sale of the investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. The debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and measured at fair value. Unrealized holding gains and losses for trading securities are included in earnings. Investments not classified as trading or as held-to-maturity are classified as available-for-sale investments. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive loss. Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

Credit losses related to available-for-sale investments are recorded through an allowance for credit losses. The Company compares the present value of cash flows expected to be collected from the investment with the amortized cost basis of the security to determine if a credit loss exists. If the present value of cash flows expected to be collected is less than the amortized cost basis of the investment, a credit loss exists and an allowance for credit losses is recorded for the credit loss, limited by the amount that the fair value is less than amortized cost basis. An available-for-sale investment is written off in the period the investment is deemed uncollectible. The Company has the ability and intent to hold these investments with unrealized losses for a reasonable period of time sufficient for the recovery of their amortized cost bases.

In accordance with ASC 321, Investments – Equity Securities, for investments in an investee over which the Company does not have significant influence, the Company carries the investments at fair value with unrealized gains and losses included in earnings. In accordance with ASC 820, Fair Value Measurements, for investments that do not have readily determinable fair value, the Company has elected to measure its equity security investments at net asset value (or its equivalent), if it qualifies for the NAV practical expedient or at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same investee (“measurement alternative”). The Company’s management regularly evaluates the impairment of its equity security investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is included in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in equity investees represent investments in (a) entities in which the Company can exercise significant influence but does not own a majority equity interest or control and (b) limited partnership in which the Company holds a five percent or greater interest. Such investments are accounted for using the equity method of accounting in accordance with ASC 323-10, Investments – Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investments at cost and prospectively recognizes its proportionate share of each equity investee’s net income or loss into its earnings. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investments on the consolidated balance sheets. The Company evaluates its equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is included in earnings when the decline in value is determined to be other-than-temporary.

The Company discontinues applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. When the Company has other investments in the investee that have liquidation preferences more senior than the ordinary shares and the equity method investment in the ordinary shares is reduced to zero, the Company continues to report its share of equity losses in earnings, to the extent of and as an adjustment to the adjusted basis of the other investments in the investee. The order in which the equity losses are applied to the other investments follows the seniority of the other investments in the same investee.

(n)	Impairment of long-lived assets

The Company evaluates its long-lived assets or asset groups, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a company of long-lived assets may not be recoverable. When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the forecasted undiscounted cash flows are less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets.

(o)	Fair value of financial instruments

Available-for-sale investments are measured at fair value with the change in fair value recognized in accumulated other comprehensive loss. Marketable equity securities, certain other assets, derivative assets, derivative liabilities and share appreciation rights are measured at fair value with corresponding changes in the assets and liabilities’ fair values included in earnings.

(p)	Treasury stock

The cost incurred to purchase the shares is recorded in “Treasury stock” on the consolidated balance sheets.

(q)	Revenue recognition

Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled to for those goods or services. Revenue is measured based on the amount of consideration that the Company expects to receive reduced by discounts, incentives and rebates. Revenue also excludes any amounts collected on behalf of third parties, including sales taxes and indirect taxes.

The Company evaluates revenue from services and sales of goods to determine if it controls such services and goods to be the principal (i.e., report revenues on a gross basis) or agent (i.e., report revenues on a net basis). The key indicators that the Company evaluates in determining gross versus net treatment include, but are not limited to, (i) which party is primarily responsible for fulfilling the promise to provide the specified good or service; (ii) which party bears inventory risks before the specified good or service has been transferred to a customer; and (iii) which party has discretion in establishing the price for the specified good or service.

Revenue recognized under the scope of ASC 606, Revenue from Contracts with Customers amounted to $11,453,664, $14,733,573 and $19,625,021 for the years ended December 31, 2023, 2024 and 2025, respectively.

(i)	Garena revenue

The Company distributes online games, including self-developed games and licensed games from game developers, through its PC and mobile based applications and certain app stores. The Company offers many ways for users to purchase in-game items (also known as virtual items), including through online payment gateways, bank transfers, credit cards, mobile phone billing and prepaid cards (including its own prepaid cards which are sold through agents). As the Company controls the service of providing games to the users and it has a direct contractual arrangement with the Company’s paying users and it has the right to determine the price to be paid by such users, the gross proceeds collected from these channels represent revenue to be recognized, and the amounts retained by these channels based on a predetermined percentage represent the Company’s cost of revenue to be recognized.

Proceeds from these sales are initially recognized as “Escrow payables and advances from customers” and subsequently reclassified to “Deferred revenue” when the users make in-game purchases of the virtual items within the games operated by the Company and such purchases are no longer refundable. Deferred revenue recognized as revenue during the respective years ended December 31, 2024 and 2025 was $1,055,394 and $1,247,478.

For the licensed games, the Company records revenue inclusive of the royalties payable to game developers, which are based on revenue-sharing ratios, as it controls the service of providing the games to the users, and is primarily responsible to the customers and has latitude in establishing the pricing of the virtual items.

Revenue is recognized over the performance obligation period. The Company recognizes an implied obligation to the paying users to continue to provide hosting services and access to the purchased virtual items within the online games over an estimated performance obligation period. Such performance obligation period is determined in accordance with the estimated average lifespan of the paying user or virtual items sold.

(a)	Item-based revenue model

Virtual items have different lifespan patterns: time-based, consumable and durable. Time-based virtual items are items with a stated expiration time. Revenue attributable to a time-based virtual item is recognized ratably over the period based on the time unit of the item. Consumable virtual items are items that can be consumed by a specific user action and have limitations on repeated use. Revenue attributable to a consumable virtual item is recognized upon consumption. Durable virtual items are items that provide the user with continuing benefits over an extended period of time. Revenue attributable to a durable virtual item is recognized ratably over its average lifespan.

(b)	User-based revenue model

The Company tracks paying users’ activeness within each game where the user-based revenue model is used to estimate paying users’ average lifespan. Paying users are defined as inactive when they have reached a period of inactivity such that it is reasonable to believe that these users will not return to a specific game.

Determining the estimated performance obligation period requires management’s judgment and thus involves uncertainty. Future users’ usage patterns and playing behaviors may change and differ from the historical usage patterns and playing behaviors, leading to a change in the estimated performance obligation period.

(ii)	Shopee revenue

The Company charges its sellers on its marketplace a fixed rate commission fee based on gross merchandise value in selected markets. Fees are charged when the transactions are completed and settled. Such commission fees charged are recognized on a net basis.

The Company also provides logistic services to end customers. Revenue from logistic services is recognized over time as the customer simultaneously receives and consumes the benefits provided by the Company’s performance as it performs.

Shopee operates a customer loyalty program, where end users who purchase merchandises and participate in activities through Shopee’s platform are given Shopee coins which entitle them to offset future purchases, participate in activities and redeem vouchers through Shopee’s platform. A portion of the revenue attributable to Shopee coins is deferred until they are redeemed, used or expired.

The Company charges its sellers advertising fees through its paid ads service on Shopee’s platform. The paid ads service allows the sellers to bid for keywords that match their product or service listing appearing in search or browser results on Shopee marketplace. Their product or service listing will show higher in search rankings when users search for their bid keywords. Sellers prepay for paid ads services and the advertising income is recognized based on the number of clicks on the product or service listings during the service period.

Sellers and buyers are customers of Shopee.

(iii)	Monee (formerly known as SeaMoney) revenue

The Company earns interest and fees from loans granted to customers. Interest and fees earned, less costs to originate the loans granted to customers are recognized over the period of the loan based on the effective interest method.

The Company also earns commissions from merchants when transactions are completed and settled through its digital financial services platform. Such commissions are generally determined as a percentage based on the value of the merchandise being sold by the merchants. Commissions are recognized in earnings at the time when the underlying transaction is completed.

(iv)	Rendering of services

The Company also recognizes revenue from other services when the services are rendered.

(v)	Sales of goods

The Company recognizes revenue from sales of goods at the point in time that the customer obtains control of the goods, which generally occurs upon delivery to the customer.

(r)	Cost of revenue

Cost of revenue consists primarily of purchase price of inventories, depreciation expenses, amortization expenses, payment channel costs, royalty expenses, hosting charges, interest expenses and other funding costs related to digital financial services (Monee), payroll-related costs, bank transaction fees, collection expenses, cost of logistics and the other overhead expenses.

(s)	Advertising expenditure

Advertising expenditures are expensed as incurred and are included in sales and marketing expenses. As part of the advertising expenditure, sales incentives given to end users as a result of a concurrent sale are recognized as reductions of the corresponding consideration that the Company expects to receive. In some instances, the Company may record losses from transactions when the sales incentives provided exceed the revenue earned from the customer on a transaction-by-transaction basis. Such losses are then reclassified and recorded in sales and marketing expenses.

(t)	Research and development expenses

Research and development expenses consist primarily of payroll and related personnel costs related to product development. Research and development expenses are expensed as incurred, except for qualifying costs relating to the development of software for internal use as described in Note 2(l).

(u)	Leases

Leases are classified at the inception date as either a finance lease or an operating lease. As the lessee, a lease is a finance lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the asset’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date.

Finance lease assets are included in property and equipment, net, and finance lease liabilities are included in accrued expenses and other payables, current and non-current.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. Operating leases (with an initial term of more than 12 months) are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities (current), and operating lease liabilities (non-current) in the consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company estimates the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease prepayments, reduced by lease incentives and accrued rent. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Variable lease cost such as changes in price indices are expense as incurred.

The Company has lease agreements with lease and non-lease components. The Company has elected to account for lease and non-lease components as a single lease component for data center leases only. In addition, leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. Certain lease agreements contain rent holidays and escalating rent are considered when determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease incentives.

(v)	Income taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. The Company applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “Income tax expense” in the consolidated statements of operations.

(w)	Share-based compensation

All share-based compensation, including share options, restricted share awards, restricted share units and share appreciation rights under share incentive plan are accounted for under ASC 718, Compensation – Stock Compensation, which requires that share-based awards granted to employees to be measured at fair value and recognized as compensation expense over the requisite service period (which is generally the vesting period) in earnings. The Company has elected to recognize compensation expense using the straight-line method for equity-classified share-based awards granted with service conditions that have a graded vesting schedule. Forfeitures are accounted for as they occur.

The Company, with the assistance of an independent third-party valuation firm, determined the estimated fair value of the share options using the Black-Scholes pricing model.

(x)	Earnings per share

In accordance with ASC 260, Earnings per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method, adjusted for treasury stock. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Partially paid shares are included in the computation of basic earnings per share to the extent that these shares are entitled to dividends in proportion to the amount paid.
Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the convertible notes using the if-converted method and outstanding share-based awards, using the treasury stock method, when the impact is dilutive. Ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive.

(y)	Segment reporting

The Company identifies a business as an operating segment if: i) it engages in business activities from which it may earn revenues and incur expenses; ii) its operating results are regularly reviewed by the Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance; and iii) it has available discrete financial information. The CODM reviews financial information at the operating segment-level to allocate resources and to assess the operating results and financial performance for each operating segment.

The Company has three operating and reportable segments: e-commerce (Shopee), digital financial services (Monee) and digital entertainment (Garena). Accordingly, the financial statements include segment information which reflects the current composition of the reportable segments in accordance with ASC 280, Segment Reporting.

(z)	Employee benefits

(i)	Defined contribution plan

The Company participates in the national pension schemes as defined by the laws of the jurisdictions in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

(ii)	Employee leave entitlement

Employee entitlements to annual leave are recognized as a liability when they are accrued to the employees. The undiscounted liability for leave expected to be settled wholly before twelve months after the end of the reporting period is recognized for services rendered by employees up to the end of the reporting period.

(aa)	Transfers of financial assets

The Company accounts for transfers of financial assets as true sales when the transferred assets have been legally isolated from the Company, the transferee has the right to pledge or exchange transferred assets and the Company does not maintain effective control over the transferred assets.

Transfers of financial assets that do not qualify for sale accounting continue to be reported on the Company’s consolidated balance sheets as if the transfer had not occurred. Accordingly, the sale proceeds are recognized as secured borrowings.

(ab)	Recently adopted accounting pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The Company adopted this accounting pronouncement prospectively on January 1, 2025. See Note 19 for further details.

(ac)	Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). ASU 2024-03 requires disclosure, in the notes to financial statements, of specified information about certain costs and expenses. ASU 2024-03 is effective on a prospective basis for annual periods beginning after December 15, 2026, with retrospective application permitted. ASU 2024-03 will result in the required disclosures being included in the Company’s consolidated financial statements, once adopted. The Company is assessing the effects that the adoption of this accounting pronouncement may have on its financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 provides a practical expedient that all entities can use when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable and current contract assets remain unchanged for the remaining life of those assets. ASU 2025-05 is effective on a prospective basis for annual periods beginning after December 15, 2025. The Company is assessing the effects that the adoption of this accounting pronouncement may have on its financial statements.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40) – Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). ASU 2025-06 replaces the previous stage-based model for capitalizing internal-use software development costs with a principles-based approach. Under the new guidance, capitalization begins when management authorizes and commits to funding a project and it is probable the project will be completed and used as intended. ASU 2025-06 is effective on a prospective basis for annual periods beginning after December 15, 2027. The Company is assessing the effects that the adoption of this accounting pronouncement may have on its financial statements.